Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Contingencies and Commitments
Schedule of future obligations

Twelve Months Ending December 31	“Take or pay” supply agreements	Other Multi-year supply agreements *	Total
	(in RMB)	(in RMB)	(in RMB)
2012	1,691,104	2,242,235	3,933,339
2013	1,091,631	1,274,987	2,366,618
2014	1,321,299	329,480	1,650,779
2015	1,644,535	328,629	1,973,164
2016	1,608,620	419,416	2,028,036
Thereafter	4,697,320	—	4,697,320
Total	12,054,509	4,594,747	16,649,256

* includes only purchase commitments with fixed or minimum price provisions.

Schedule of future minimum obligations for operating leases

(in RMB)
2012	21,973
2013	14,577
2014	13,621
2015	13,326
2016	7,365
Thereafter	576
Total	71,438